Corporate and Business Information (Details) - BRL (R$)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jan. 25, 2023
Corporate and Business Information [Line Items]
Date of incorporation	Nov. 16, 2022
Acquired equity interest	100.00%
Net income (in Brazil Real)	R$ (54,331,000)	R$ (33,203,000)
Other operating expenses (in Brazil Real)	R$ (36,483,000)	R$ 2,325,000
Leadlovers [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Ipe Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Datahub [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Onclick [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
APIE.COMM Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Commit Consulting LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Onclick [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Mercos [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	100.00%
Mercos Agreement Reselling [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	42.09%
Smart NX [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	55.00%
Other operating expenses (in Brazil Real)	R$ 38,700,000
Smart NX LTDA [Member]
Corporate and Business Information [Line Items]
Acquired equity interest	55.00%
Deconsolidation of Smart NX [Member]
Corporate and Business Information [Line Items]
Acquired equity interest			55.00%
Smart NX [Member]
Corporate and Business Information [Line Items]
Net income (in Brazil Real)	R$ 2,900,000